STOCKHOLDERS' EQUITY (Details)	12 Months Ended																										12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 USD ($)	Dec. 31, 2011 RUB	Dec. 31, 2010 USD ($)	Dec. 31, 2010 RUB	Dec. 31, 2007	May 31, 2010	Jan. 31, 2005	Dec. 31, 2000	Dec. 31, 2012 Accumulated other comprehensive income/(loss) USD ($)	Dec. 31, 2011 Accumulated other comprehensive income/(loss) USD ($)	Dec. 31, 2010 Accumulated other comprehensive income/(loss) USD ($)	Dec. 31, 2009 Accumulated other comprehensive income/(loss) USD ($)	Dec. 31, 2012 Currency translation adjustment USD ($)	Dec. 31, 2011 Currency translation adjustment USD ($)	Dec. 31, 2010 Currency translation adjustment USD ($)	Dec. 31, 2009 Currency translation adjustment USD ($)	Dec. 31, 2012 Unrealized gains/(losses) on derivatives USD ($)	Dec. 31, 2011 Unrealized gains/(losses) on derivatives USD ($)	Dec. 31, 2010 Unrealized gains/(losses) on derivatives USD ($)	Dec. 31, 2009 Unrealized gains/(losses) on derivatives USD ($)	Dec. 31, 2012 Unrecognized actuarial losses USD ($)	Dec. 31, 2011 Unrecognized actuarial losses USD ($)	Dec. 31, 2010 Unrecognized actuarial losses USD ($)	Dec. 31, 2009 Unrecognized actuarial losses USD ($)	Dec. 31, 2011 Common stock	Dec. 31, 2011 Comstar-UTS USD ($)	Dec. 31, 2010 Comstar-UTS USD ($)	May 31, 2011 MGTS USD ($)	May 31, 2011 MGTS RUB	Dec. 31, 2012 MGTS USD ($) item	Dec. 31, 2012 MGTS RUB	Dec. 31, 2011 MGTS USD ($)	Dec. 31, 2012 MGTS Common stock	Dec. 31, 2012 MGTS Preferred stock	Dec. 31, 2010 TS-Retail USD ($)	Dec. 31, 2011 Other subsidiaries USD ($)	Dec. 31, 2010 Other subsidiaries USD ($)
Share capital
Increase in charter capital (in shares)																											73,087,424
Shares issued	2,066,413,562	2,066,413,562	2,066,413,562	2,066,413,562
Outstanding common shares excluding treasury shares	1,988,919,177	1,988,919,177	1,988,916,837	1,988,916,837
Shares in treasury stock	77,494,385	77,494,385	77,496,725	77,496,725
Number of shares per ADS (in shares)								2	5	20
Number of ADSs that have been repurchased (in shares)	33,997,667	33,997,667
Noncontrolling interest
Net income attributable to the Group	$ 1,007,284,000		$ 1,443,944,000		$ 1,380,631,000
Transfers from the noncontrolling interest
Decrease in own equity due to acquisition of noncontrolling interest																												(41,377,000)	(115,350,000)					(272,840,000)			(15,932,000)	(738,000)	(10,302,000)
Increase in own equity resulted from exchange of MTS shares for noncontrolling interest																												429,409,000
Increase in own equity due to exercise of put option			11,636,000																									11,636,000
Increase in own equity due to acquisition of own shares by MGTS	1,203,000
Net transfers from the noncontrolling interest	1,203,000		126,090,000		(141,584,000)
Net income attributable to the Group and transfers from the noncontrolling interest:	1,008,487,000		1,570,034,000		1,239,047,000
Accumulated other comprehensive income, net of tax
Balance at beginning of period	(963,992,000)										(929,764,000)	(963,992,000)	(771,957,000)	(748,422,000)	(934,346,000)	(964,990,000)	(759,651,000)	(714,394,000)	711,000	(7,501,000)	(14,865,000)	(40,293,000)	3,871,000	8,499,000	2,559,000	6,265,000
Recognized in other comprehensive income											33,632,000	(123,986,000)	(23,535,000)		30,048,000	(137,290,000)	(45,257,000)		8,212,000	7,364,000	25,428,000		(4,628,000)	5,940,000	(3,706,000)
Acquisitions of non-controlling interest											596,000	(68,049,000)			596,000	(68,049,000)
Balance at end of period	(929,764,000)		(963,992,000)								(929,764,000)	(963,992,000)	(771,957,000)	(748,422,000)	(934,346,000)	(964,990,000)	(759,651,000)	(714,394,000)	711,000	(7,501,000)	(14,865,000)	(40,293,000)	3,871,000	8,499,000	2,559,000	6,265,000
Dividends
Dividend policy, minimum annual payments as a percentage of net income under U.S. GAAP							50.00%
Net income available for distribution as calculated under Russian statutory accounting regulations	1,381,300,000	42,949,000,000	1,798,600,000	52,855,000,000	903,200,000	27,429,000,000
Declared cash dividends
Dividends declared (including dividends on treasury shares of $34,364, $40,006 and $35,063, respectively)	916,310,000		1,066,753,000		991,211,000
Dividends declared on treasury shares	34,364,000		40,006,000		35,063,000
Dividends, U.S. Dollars per ADS (in dollars per unit)	$ 0.89		$ 1.03		$ 0.99
Dividends, U.S. Dollars per share (in dollars per unit)	$ 0.443		$ 0.516		$ 0.497
Dividends payable	100,000		200,000																													2,100,000		2,100,000
MGTS' preferred stock
Preferred shares outstanding																																15,574,492	15,574,492	15,965,850
Shares repurchased																																			82,891	391,358
Shares repurchased, value																																8,300,000	260,800,000
Percentage of net income as determined under Russian accounting regulations used in determining the guaranteed non-cumulative dividend rights on preferred shares																																10.00%	10.00%
Preferred stock, number of voting rights																																0	0
Percentage of preferred shareholders required for approval																																75.00%	75.00%
Dividend on ordinary and preferred shares																														$ 623,900,000	18,961,700,000